Subsequent Events - Hycroft Warrant Agreement (Details) - $ / shares	May 29, 2020	May 30, 2020	Mar. 31, 2020	Dec. 31, 2019
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right			2.21	1
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 5.07
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			28,200,000
Subsequent Event
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right	1.00
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 11.50
Warrants, Price Per Unit	$ 1.00
Subsequent Event | Cantor
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	1,040,000
Subsequent Event | Sponsor
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	2,500,000	6,700,000
Subsequent Event | MUDS stock
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	20,800,000
Subsequent Event | Hycroft Warrant Agreement
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right	0.2523
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 44.82
Subsequent Event | Subscription/Backstop Agreements
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	3,250,000
Warrants, Price Per Unit	$ 11.50